Right of Use of Assets (Tables)	12 Months Ended
Jun. 30, 2023
Right-of-Use of Assets [Abstract]
Schedule of Right of Use of Assets	Right-of-use of assets
Land
As of June 30, 2022	$—
Acquisitions through business combinations(i)	43,507
Effect of changes in foreign exchange rates	299
As of June 30, 2023	$43,806

(i)      Through the ValoraSoy acquisition, the Group acquired a parcel of land for an original amount of $43,507.